Note 5 - Risk Management and Financial Instruments - Liabilities (Details) - CAD ($)	Jan. 31, 2018	Jan. 31, 2017
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	$ 45,600	$ 338,751
	45,600
Current payables to related parties		138,426
	45,600	477,177
Not later than three months [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	45,600	338,751
	45,600
Current payables to related parties
		338,751
Later than three months and not later than six months [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities

Current payables to related parties

Later than six months and not later than one year [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities

Current payables to related parties		138,426
		$ 138,426